CONDENSED AND UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS (HKD) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Operating activities
Net income after taxation	51,487	62,668	50,404	133,314	44,307
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	118,375	115,903	157,219	143,640	120,875
Net loss (gain) on disposal of property, plant and equipment	1,203	(611)	(938)	(1,315)	(1,077)
Net loss (gain) on disposal of prepaid leases			0	(3,799)	0
Write-off of property, plant and equipment			690	1,791	40,348
Impairment on inventories			6,920	6,095	5,571
Deferred tax charge	0	(652)	(652)	0	358
Changes in operating assets and liabilities:
Trade receivables	(76,547)	1,084	(12,106)	(28,666)	(68,212)
Inventories	13,285	12,888	(17,574)	(49,530)	3,294
Deposits, prepayment and other receivables	(8,785)	1,064	(12,158)	3,382	1,336
Trade payables	9,657	(16,699)	(6,023)	(8,027)	49,533
Other payables and accruals	20,120	14,577	34,299	27,044	5,559
Tax payables	6,192	22,530	16,547	37,711	3,221
Net cash provided by operating activities	134,987	212,752	216,628	261,640	205,113
Investing activities
Purchase of property, plant and equipment	(69,066)	(123,646)	(126,167)	(225,904)	(173,313)
Proceeds from disposal of property, plant and equipment	12,491	2,615	5,252	2,405	6,456
Proceeds from disposal of prepaid leases			0	3,919	0
Deposits for purchase of property, plant and equipment	(9,988)	(11,786)	(12,813)	(8,001)	(11,420)
Net cash used in investing activities	(66,563)	(132,817)	(133,728)	(227,581)	(178,277)
Financing activities
Net cash inflow from the merger transaction			0	58,160	0
Repurchases of shares	(3,020)	0	(92,025)	0	0
Proceeds from bank borrowings	240,680	250,740	379,465	464,651	254,656
Repayment of bank borrowings	(268,695)	(305,957)	(392,309)	(408,917)	(187,321)
Repayment of capital lease obligations	(1,526)	(5,614)	(5,311)	(9,718)	(18,674)
Dividends paid			0	(70,000)	(20,000)
Net cash provided by (used in) financing activities	(32,561)	(60,831)	(110,180)	34,176	28,661
Effect of exchange rate changes on cash and cash equivalents	(400)	7,066	7,341	218	768
Net increase (decrease) in cash and cash equivalents	35,863	19,104	(27,280)	68,235	55,497
Cash and cash equivalents, beginning of year	187,089	228,649	219,757	151,304	95,039
Cash and cash equivalents, end of year	222,552	254,819	199,818	219,757	151,304
Supplementary disclosures of cash flow information:
Interest paid	1,665	2,165	2,477	2,883	2,733
Income taxes paid	(327)	0	916	(4,605)	7,278